Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Earnings Per Share

The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2018	2017	2016
Net profit (loss)	38,613	12,340	(28,237)
Average number of shares outstanding	392,302,437	392,625,259	391,497,615
Basic and diluted earnings per share	98.43	31.43	(72.13)